Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Other Commitments [Abstract]
Commercial Aerospace Industry Assets and Commitments [Table Text Block]
The following is the expected maturity of commercial aerospace industry assets and commitments as of December 31, 2017:

(dollars in millions)	Committed	2018	2019	2020	2021	2022	Thereafter
Notes and leases receivable	$652	$211	$56	$79	$38	$35	$233
Commercial aerospace financing commitments	$4,012	$371	$678	$636	$891	$783	$653
Other commercial aerospace commitments	11,270	910	840	684	735	645	7,456
Collaboration partners' share	(5,109)	(374)	(402)	(396)	(525)	(491)	(2,921)
Total commercial commitments	$10,173	$907	$1,116	$924	$1,101	$937	$5,188